Equity - Assumed Unit Purchase Options (Details)	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of units outstanding	600,000
Price per unit | $ / shares	$ 10.00
Aggregate exercise price | $	$ 6,000,000
Number of shares per unit	1
Number of shares per right	1
Unit expiration term	5 years
Demand right term	5 years
Piggy back right term	7 years
Public Right
Class of Warrant or Right [Line Items]
Number of shares per unit	1
Number of shares per right	1
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants per unit	1